CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

13FCON

2/17/09

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

CONFIDENTIAL TREATMENT EXPIRED

NON-PUBLIC

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

[redacted]

10000666

RECEIVED
NOV 15 2007
OFFICE OF THE SECRETARY

Signature, Place, and Date of Signing:

/s/ Michael Turro	**Evanston, IL**	**November 14, 2007**
[Signature]	[City, State]	[Date]

NY1 6418507v.3

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $263,318 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/PRN	PUT/CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
BCE INC	COM NEW	05534B760	$18,218	453,858	SH		SOLE		453,858		Amend #3 5/15/08
GENESCO INC	COM	371532102	$4,814	104,365	SH		SOLE		104,365		Amend #2 3/14/08
HARRAHS ENTMT INC	COM	413619107	$25,795	296,737	SH		SOLE		296,737		Amend #1 2/14/08
HUNTSMAN CORP	COM	447011107	$69,259	2,614,562	SH		SOLE		2,614,562	Filed	Amend #5 on 2/17/09
PENN NATL GAMING	COM	707569109	$145,232	2,460,735	SH		SOLE		2,460,735		Amend 4 8/14/08